Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	SAEX
Entity Registrant Name	SAExploration Holdings, Inc.
Entity Central Index Key	0001514732
Entity Filer Category	Smaller Reporting Company